REVENUE AND OTHER INCOME (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue
Sale of goods	¥ 42,186	¥ 39,787
Sale of software use rights	7,921	0
Other income
Interest income	7	37
Other income	5	0
Consulting and management income	0	2,438
Exchange gain	0	149
Rental income	¥ 7,142	¥ 7,143